Intangible Assets	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Intangible Assets	Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives as follows:

Trade names	5- 15 years
Customer relationships	6-40 years
Databases and content	5-30 years
Other	10-30 years

Computer software [member]
Statement [LineItems]
Intangible Assets
Note 17: Computer Software
Computer software consists of the following:

	Internally Developed	Acquisitions – Business Combinations (1)	Purchased	Total
Cost:
December 31, 2022	5,054	264	80	5,398
Additions	472	374	1	847
Removed from service	(190)	(2)	-	(192)
Disposals of businesses	(219)	-	-	(219)
Translation and other, net	23	-	1	24
December 31, 2023	5,140	636	82	5,858
Additions	569	306	2	877
Removed from service	(99)	-	-	(99)
Disposals of businesses	(52)	-	-	(52)
Translation and other, net	8	(20)	(2)	(14)
December 31, 2024	5,566	922	82	6,570
Accumulated amortization:
December 31, 2022	(4,201)	(187)	(75)	(4,463)
Amortization	(437)	(72)	(3)	(512)
Removed from service	190	2	-	192
Disposals of businesses	183	-	-	183
Translation and other, net	(23)	1	-	(22)
December 31, 2023	(4,288)	(256)	(78)	(4,622)
Amortization	(469)	(147)	(2)	(618)
Removed from service	99	-	-	99
Disposals of businesses	27	-	-	27
Translation and other, net	(3)	(1)	1	(3)
December 31, 2024	(4,634)	(404)	(79)	(5,117)
Carrying amount:
December 31, 2023	852	380	4	1,236
December 31, 2024	932	518	3	1,453

(1)	See note 30 for further information on acquired software assets.

Other identifiable intangible assets [member]
Statement [LineItems]
Intangible Assets
Note 18: Other Identifiable Intangible Assets

	Indefinite Useful Life	Finite Useful Life
	Trade Names	Trade Names	Customer Relationships	Databases and Content	Other	Total
Cost:

December 31, 2022	2,646	130	1,767	630	739	5,912
Acquisitions	-	18	19	-	-	37
Disposals of businesses	-	(14)	(31)	-	-	(45)
Translation and other, net	-	-	27	3	8	38
December 31, 2023	2,646	134	1,782	633	747	5,942
Acquisitions	-	27	36	-	-	63
Disposals of businesses	-	-	-	(1)	-	(1)
Translation and other, net	-	(5)	(25)	(2)	(15)	(47)
December 31, 2024	2,646	156	1,793	630	732	5,957

Accumulated amortization:
December 31, 2022	-	(118)	(1,287)	(573)	(715)	(2,693)
Amortization	-	(11)	(63)	(19)	(4)	(97)
Disposals of businesses	-	14	31	-	-	45
Translation and other, net	-	-	(22)	(2)	(8)	(32)
December 31, 2023	-	(115)	(1,341)	(594)	(727)	(2,777)
Amortization	-	(10)	(67)	(14)	-	(91)
Disposals of businesses	-	-	-	1	-	1
Translation and other, net	-	4	23	2	15	44
December 31, 2024	-	(121)	(1,385)	(605)	(712)	(2,823)
Carrying amount:
December 31, 2023	2,646	19	441	39	20	3,165
December 31, 2024	2,646	35	408	25	20	3,134
The carrying amount of indefinite-lived trade names as of December 31, 2024 and 2023 was comprised of the Reuters and West tradenames in the amounts of $1,939 million and $707 million, respectively. Due to widespread brand recognition, long history and expected future use, these trade names have been assigned indefinite lives. For purposes of impairment testing, the West trade name was allocated to the Legal Professionals, Corporates and Global Print CGUs as it primarily benefits those CGUs. The Reuters trade name is considered a corporate asset, because it is used in the Company’s name, and therefore its carrying value was compared to the combined excess fair value of all the Company’s CGUs. The Company performed its annual test for impairment as of October 1, 2024.
No
impairment was recorded. See note 19.